THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

February 28, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds

Form N-CSR: Annual Report

1940 Act File No. 811-05075

Ladies and Gentlemen:

On behalf of Thrivent Mutual Funds (the “Registrant”), I am transmitting herewith for filing electronically with the SEC a copy of Registrant’s Annual Report on Form N-CSR. Please call me at (612) 844-4198 if you have any questions.

Sincerely,

/s/ Michael W. Kremenak

Michael W. Kremenak
Secretary and Chief Legal Officer